Operations	12 Months Ended
Dec. 31, 2021
Operations
Operations

1 Operations

Braskem S.A. is a public corporation headquartered in Camaçari/Bahia, which, jointly with its subsidiaries (hereinafter “Braskem” or “Company”), is controlled by Novonor S.A. (“Novonor”), which directly and indirectly holds interests of 50.11% and 38.32% in its voting and total capital, respectively. The ultimate parent company of Braskem is Kieppe Patrimonial S.A.

The Braskem’s shares are traded on B3 S.A. Brasil, Bolsa, Balcão (“B3”), under the tickers BRKM3, BRKM5 and BRKM6, and on the New York Stock Exchange (“NYSE”) under the ticker BAK.

Braskem is engaged in the manufacture, sale, import and export of chemicals, petrochemicals and fuels, the production, supply and sale of utilities such as steam, water, compressed air and industrial gases, as well as rendering industrial services and the production, supply and sale of electric energy for its own use and use by other companies. Braskem also invests in other companies, either as equity method investees or associates.

The Company has industrial plants in Brazil, the United States, Germany, and Mexico. The units produce thermoplastic resins, such as polyethylene (“PE”), polypropylene (“PP”), polyvinyl chloride (“PVC”) and other basic petrochemicals.

Operations of subsidiary Braskem Idesa

On December 2, 2020, the subsidiary Braskem Idesa (“BI”) was notified by the National Natural Gas Control Center ("Cenagas"), the Mexican government agency responsible for the natural gas pipeline and transportation system in the region, regarding the unilateral suspension of natural gas transportation, an energy input essential to produce polyethylene at the Petrochemical Complex in Mexico. As a result, and respecting the safety protocols, BI immediately suspended its operational activities.

In January 2021, BI partially resumed operations of polyethylene production based on an experimental business model, that follows all safety protocols, in order to attend the demand from Mexico’s plastics industry.

In addition, BI has taken legal measures as established in the Ethane Supply Agreement entered into between BI and PEMEX Transformación Industrial and PEMEX Exploración y Producción (“PEMEX”). Braskem Netherlands B.V., the direct parent company of BI, also has taken legal actions based on the applicable international rules to protect the rights and to ensure the performance of all legal obligations and also seeking to protect its investment in Mexico. Such measures provided for a remediation and negotiation period in which the parties seek a solution.

On February 26, 2021, BI signed the following documents to enable the continuity of its operations:

(i) Memorandum of understanding with terms and conditions for discussing potential amendments to the ethane supply agreement with PEMEX, as well as for building an ethane import terminal, subject to negotiation and approval of creditors and shareholders of BI, and with rights reserved; and

(ii) Natural gas transportation service agreement with Cenagas, with term of 15 years, subject to the execution of the documentation mentioned in item (i) above.

On September 27, 2021, BI signed the following documents:

(i) Amendment to the ethane supply agreement (“Amendment”) with PEMEX; and

(ii) Agreement with Petróleos Mexicanos, PEMEX Logística and other Mexican government entities, establishing administrative support measures, especially to obtain of licenses, permits and rights of way for the project to build an ethane import terminal with the capacity to meet all of BI's feedstock requirements ("Terminal Agreement”).

The Amendment changes the minimum contractual volume commitment to 30,000 barrels/day until the limit date of February 2025 (subject to extensions in the event of delay in obtaining the licenses for the terminal's construction). The terminal's startup is expected to the second half of 2024. The terminal project is designed to supplement ethane supply in Mexico by gaining access to new feedstock sources.

The Amendment further establishes first-refusal rights, which consists of a preemptive right for BI in the acquisition of all ethane that PEMEX has available and does not consume in its own production process through 2045, at prices based on international references.

The Amendment and the Terminal Agreement were conditioned upon the applicable corporate approvals, including final approval by the shareholders and creditors of BI ("Conditions Precedent"). The Amendment produced effects retroactive to February 26, 2021, the execution date of the memorandum of understanding. The approvals required for the Amendment and Terminal Agreement to come into force were obtained in October 2021.